Income Taxes (Details Narrative) (10Q) - CAD	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	CAD 2,534,815	CAD 2,262,000	CAD 913,000
Carryforwards expire description	expire between 2029 and 2037	expire in the year 2031